Fair value measurement - Private warrant liabilities (Details) - Level 3 - JPY (¥) ¥ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Disclosure of fair value measurement of liabilities [line items]
Initial recognition, December 10, 2024	¥ 22	¥ 12
Change in fair value	(8)	3
Foreign exchange impact	0	(1)
As of March 31,2025	¥ 14	¥ 14